Convertible Loans (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 25, 2021	Nov. 27, 2017	Dec. 31, 2022	Dec. 31, 2021
Convertible Loans [Abstract]
Aggregate amount		$ 144
Ordinary shares (in Shares)		10,029,193
Interest rate percent		2.00%	60.00%
Total right to purchase (in Shares)		2,690,623
Convertible loans received			$ 144	$ 0
Fair value of tokens			5
Fair value of loans received			93
Loan balance			$ 46
Aggregate of ordinary share (in Shares)	956,333